Insurance Contracts - Analysis of Insurance Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amounts relating to changes in liabilities for remaining coverage:
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	$ (337)	$ (341)
Total insurance revenue for contracts not measured using the PAA	23,982	22,637
non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	5,103	4,842
Release of risk adjustment	566	596
CSM recognized for services provided	1,235	1,117
Income taxes specifically chargeable to the policyholder	53	26
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	337	341
Total insurance revenue for contracts not measured using the PAA	7,294	6,922
PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	16,688	15,715
Reportable segments | Canada
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	9,220	8,778
Reportable segments | Canada | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	3,314	3,084
Release of risk adjustment	349	353
CSM recognized for services provided	505	493
Income taxes specifically chargeable to the policyholder	4	(6)
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	87	190
Total insurance revenue for contracts not measured using the PAA	4,259	4,114
Reportable segments | Canada | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	4,961	4,664
Reportable segments | U.S.
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	12,936	12,296
Reportable segments | U.S. | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	1,176	1,112
Release of risk adjustment	21	61
CSM recognized for services provided	109	118
Income taxes specifically chargeable to the policyholder	0	0
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	0	0
Total insurance revenue for contracts not measured using the PAA	1,306	1,291
Reportable segments | U.S. | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	11,630	11,005
Reportable segments | Asia
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	1,826	1,554
Reportable segments | Asia | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	613	637
Release of risk adjustment	196	182
CSM recognized for services provided	621	506
Income taxes specifically chargeable to the policyholder	49	32
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	250	151
Total insurance revenue for contracts not measured using the PAA	1,729	1,508
Reportable segments | Asia | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	97	46
Reportable segments | Corporate
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	0	9
Reportable segments | Corporate | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	0	9
Release of risk adjustment	0	0
CSM recognized for services provided	0	0
Income taxes specifically chargeable to the policyholder	0	0
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	0	0
Total insurance revenue for contracts not measured using the PAA	0	9
Reportable segments | Corporate | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	0	0
Consolidation adjustments
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	$ 0	$ 0